Subsequent Events		9 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 6 – Subsequent Events

On September 19, 2025, the Company filed Amended and Restated Articles of Incorporation with the Secretary of State of Nevada, pursuant to which it converted into a public benefit corporation and increased its authorized common stock to 2,000,000,000 shares and authorized 100,000,000 shares of preferred stock.

On September 24, 2025, the Company repurchased and retired 100 shares of common stock held by BTCS Inc. for $1,594.

In September 2025, the Company issued 100,000 shares of its common stock to its sole officer and director for $10,000 and 400,000 shares to BTCS Equity Partners LLC for $40,000.

Note 6 – Subsequent Events

Management has evaluated subsequent events through October 3, 2025, the date the financial statements were available to be issued, and determined that no subsequent events requiring disclosure have occurred.